Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) (Parentheticals) - SFr / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement Of Profit Or Loss And Other Comprehensive Income Loss Abstract
Diluted loss per share	SFr (9.43)	SFr (10.85)	SFr (1.31)	SFr (1.36)	SFr (2.28)